Operating Leases (Tables)	6 Months Ended
Sep. 30, 2025
Operating Leases [Abstract]
Schedule of Operating Lease

Operating lease right-of-use assets as of September 30, 2025 and March 31, 2025 were as follows:

	September 30, 2025 (Unaudited)	March 31, 2025

Office and warehouse	$348,340	$341,730
Less: accumulated amortization	(199,062)	(165,082)
Total right-of-use assets, net	$149,278	$176,648

Operating lease liabilities as of September 30, 2025 and March 31, 2025 consisted of the following:

	September 30, 2025 (Unaudited)	March 31, 2025

Office and warehouse	$149,278	$176,648
Total operating lease liabilities, net	$149,278	$176,648

Analyzed for reporting purposes as:

	September 30, 2024 (Unaudited)	March 31, 2025

Non-current portion of operating lease liabilities – related party	$85,160	$115,419
Current portion of operating lease liabilities – related party	64,118	61,229
Total operating lease liabilities	$149,278	$176,648

Schedule of Maturity Analysis of Operating Lease Liabilities

Maturity analysis of operating lease liabilities as of September 30, 2025 was as follows:

	Office and warehouse
	RMB	USD

Discount rate at commencement	5.40%	$5.40%
One year	500,400	70,291
Two years	500,400	70,291
Three years	125,100	17,573
Total undiscounted cash flows	1,125,900	$158,155
Less: imputed interest	(63,187)	(8,877)
Operating lease liabilities	1,062,713	149,278